Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Results	Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the Statement of Financial Position and Statement of Comprehensive Income. Inter-segment revenues are eliminated upon consolidation and reflected in the ‘Inter-segment eliminations’ column.
	Intellectual	Metals	Inter-Segment
	Property	Extraction	eliminations	Total
	$	$	$	$
For the year ended December 31, 2023
Revenue from external customers	12,308,791	2,337,403	(13,168,368)	1,477,826
Interest income	259,089	308,101	-	567,190
Gain (loss) on foreign exchange	(23,960)	203,600	-	179,640
General and administrative expenses	(9,202,225)	(370,044,345)	13,168,368	(366,078,202)
Gain on remeasurement of contingent consideration	-	156,047	-	156,047
Interest expense	(13,342)	(198,637)	-	(211,979)
Operating gain/(loss)	2,574,439	(367,237,831)	-	(364,663,392)

For the year ended December 31, 2023
Segment assets	3,451,925	138,810,428	-	142,262,353
Segment liabilities	(2,514,159)	(11,434,667)	-	(13,948,826)
	Intellectual	Metals	Inter-Segment
	Property	Extraction	eliminations	Total
	$	$	$	$
For the year ended December 31, 2022
Revenue from external customers	12,472,124	-	(9,544,664)	2,927,460
Interest income	95,064	129,325	-	224,389
Loss on foreign exchange	(6,068)	(49,633)	-	(55,701)
General and administrative expenses	(5,136,544)	(32,967,639)	9,544,664	(28,559,519)
Gain on remeasurement of contingent consideration	-	235,505	-	235,505
Interest expense	-	(266,354)	-	(266,354)
Operating gain/(loss)	7,424,576	(32,918,796)	-	(25,494,220)

For the year ended December 31, 2022
Segment assets liabilities	13,072,760	83,904,291	-	96,977,051
Segment liabilities	(8,693,200)	(12,297,046)	-	(20,990,246)
	Intellectual	Metals	Inter-Segment
	Property	Extraction	eliminations	Total
	$	$	$	$
For the year ended December 31, 2021
Revenue from external customers	2,092,575	-	-	2,092,575
Interest income	10,385	594	-	10,979
Gain (loss) on foreign exchange	7,592	(73,887)	-	(66,295)
General and administrative expenses	(11,260,080)	(8,795,223)	-	(20,055,303)
Interest expense	-	(160,840)	-	(160,840)
Loss before tax	(9,149,528)	(9,029,356)	-	(18,178,884)

For the year ended December 31, 2021
Segment assets	12,499,446	50,341,931	(949,628)	61,891,749
Segment liabilities	(839,647)	(7,363,199)	175,000	(8,027,846)